Trading Property (Details 1) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trading Property [Line Items]
Trading property, Gross	₪ 107,009	₪ 92,398
Change in provision in respect to PAB	5,298	(1,641)
Trading property, Net	112,307	90,757
Chennai (Kadavantara, India) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		7,879
Bangalore (Aayas, India) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	(13,939)	35,178
Helios Plaza (Athens, Greece) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	4,867
Lodz Plaza (Lodz, Poland) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	8,275	4,983
Krusevac (Krusevac, Serbia) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	1,277	1,661
Casa radio (Bucharest, Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	103,760	41,946
Lodz residential (Lodz, Poland) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	429	415
BAS (Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	2,340
Arena Plaza extention (Budapest, Hungary) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		₪ 336